NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
4.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to Amarantus common stockholders for the periods indicated:

	Three Months Ended March 31,
	2015	2014
Numerator
Net loss	$(6,580)	$(5,542)
Preferred stock dividend	828	26
Net loss applicable to common stockholders	$(7,408)	$(5,568)

Denominator
Common stock - basic	959,737,290	630,720,618
Common shares equivalents(1)	125,031,526	—
Weighted average shares outstanding during the period:	1,084,768,816	630,720,618

Net loss per share	$(0.01)	$(0.01)
(1) Preferred Stock Series D and E are participating securities; therefore we utilize the two class method of computing net loss per share.
Potentially dilutive securities:
Outstanding common stock options(2)	56,916,000	18,296,000
Outstanding preferred stock option(2)	2,488,000	2,488,000
Warrants(2)	45,861,000	69,553,000
Related party liability(2)	5,070,000	3,214,000
Convertible promissory note(s)(2)	—	5,655,000
8% Senior convertible debentures	—	8,776,000
Convertible preferred stock(2)	750,000	750,000

(2)
The impact of stock options, warrants, convertible debt instruments and convertible preferred stock that does not have participation rights is anti-dilutive in a period of loss from continuing operations.

6.	Net loss per share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2014	2013
Numerator
Net loss	$(27,277)	$(15,132)
Preferred stock dividend	875	38
Net loss applicable to common stockholders	$(28,152)	$(15,170)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	738,950,704	450,931,510
Common shares equivalents	49,983,274	—
Common stock - diluted	788,933,978	450,931,510

Basic and diluted net loss per common share	$(0.04)	$(0.03)

Potentially dilutive securities consist of:

	As of December 31,
	2014	2013
Outstanding common stock options	30,196,127	6,941,288
Outstanding preferred stock options	2,487,500	2,287,500
Related party liabilities	3,070,663	3,107,356
Warrants	46,636,722	84,553,306
Convertible promissory note(s)	—	6,325,000
8% senior convertible debentures	—	75,000,000
Convertible preferred stock- Series C	750,000	750,000
Convertible preferred stock- Series D	43,310,900	43,310,900
Convertible preferred stock- Series E	56,250,000	—

All of the listed dilutive securities are excluded from the computation of fully diluted loss per share as they are antidilutive.